Isonics Corporation
5906 McIntyre Street
Golden, CO 80403

September 22, 2006

Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549

Attn:                        Jennifer R. Hardy, Esq., Branch Chief
         Mail Stop 7010

Ladies and Gentlemen:

This letter is being submitted with the amended preliminary proxy statement being filed with the SEC by Isonics Corporation. Please be advised:

1.                Isonics acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the preliminary proxy statement.

2.                Isonics acknowledges that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.                Isonics acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please let us know if you have any further questions or comments.

Sincerely yours,

/s/ JAMES E. ALEXANDER
President and Chief Executive Officer